Consolidated Statements of Total Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive (Loss) Earnings	Retained Earnings	Total Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2014	$ 4,352,748	$ 671	$ 3,243,619	$ (106,159)	$ 1,213,035	$ 4,351,166	$ 1,582
Beginning Balance (in shares) at Dec. 31, 2014		67,293,000
Consolidated net earnings	288,938				288,792	288,792	146
Other comprehensive (loss) earnings	552			537		537	15
Dividends declared ($1.60 in 2015 and $1.64 in 2016 & 1.72 in 2017 per common share)	(107,462)				(107,462)	(107,462)
Issuances of common stock for stock award plans	30,624	$ 5	30,619			30,624
Issuances of common stock for stock award plans (in shares)		471,000
Repurchases of common stock	$ (519,962)	$ (33)			(519,929)	(519,962)
Repurchases of common stock, Shares	(3,285,380)	(3,285,000)
Stock-based compensation expense	$ 13,589		13,589			13,589
Noncontrolling interest acquired from business combination	1,475						1,475
Purchase of subsidiary shares from noncontrolling interest	(325)						(325)
Ending Balance at Dec. 31, 2015	4,060,177	$ 643	3,287,827	(105,622)	874,436	4,057,284	2,893
Ending Balance (in shares) at Dec. 31, 2015		64,479,000
Consolidated net earnings	425,444				425,386	425,386	58
Other comprehensive (loss) earnings	(25,004)			(25,065)		(25,065)	61
Dividends declared ($1.60 in 2015 and $1.64 in 2016 & 1.72 in 2017 per common share)	(105,036)				(105,036)	(105,036)
Issuances of common stock for stock award plans	26,112	$ 3	26,109			26,112
Issuances of common stock for stock award plans (in shares)		285,000
Repurchases of common stock	$ (259,228)	$ (16)			(259,212)	(259,228)
Repurchases of common stock, Shares	(1,587,987)	(1,588,000)
Stock-based compensation expense	$ 20,481		20,481			20,481
Distributions to owners of noncontrolling interests	(400)						(400)
Contribution from owners of noncontrolling interest	44		44			44
Ending Balance at Dec. 31, 2016	$ 4,142,590	$ 630	3,334,461	(130,687)	935,574	4,139,978	2,612
Ending Balance (in shares) at Dec. 31, 2016	62,873,000	63,176,000
Consolidated net earnings	$ 713,385				713,342	713,342	43
Other comprehensive (loss) earnings	1,593			1,583		1,583	10
Dividends declared ($1.60 in 2015 and $1.64 in 2016 & 1.72 in 2017 per common share)	(108,852)				(108,852)	(108,852)
Issuances of common stock for stock award plans	14,893	$ 2	14,891			14,893
Issuances of common stock for stock award plans (in shares)		155,000
Shares withheld for employees' income tax obligations	(11,805)		(11,805)			(11,805)
Repurchases of common stock	$ (99,999)	$ (4)			(99,995)	(99,999)
Repurchases of common stock, Shares	(457,742)	(458,000)
Stock-based compensation expense	$ 30,460		30,460			30,460
Contribution from owners of noncontrolling interest	212						212
Ending Balance at Dec. 31, 2017	$ 4,682,477	$ 628	$ 3,368,007	$ (129,104)	$ 1,440,069	$ 4,679,600	$ 2,877
Ending Balance (in shares) at Dec. 31, 2017	62,873,000	62,873,000